Other Operating Expenses (Income)	12 Months Ended
Jan. 31, 2024
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Other Operating Expenses (Income)
27.	OTHER OPERATING EXPENSES (INCOME)
Details of other operating expenses (income) were as follows:

	Years ended
	January 31, 2024	January 31, 2023
Foreign exchange (gain) loss on working capital elements	$9.4	$(28.6)
Loss on forward exchange contracts	11.7	22.7
Other	5.2	(4.4)
Total	$26.3	$(10.3)